Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 27,859			$ 26,366
Tax receivables	8,348			18,139
Security Deposits	15,179			14,369
Loans held for investment	4,793			0
Prepaid compensation asset	0			5,615
Inventory—Homes	0			1,139
Net investment in lease	0			944
Total prepaid expenses and other assets	$ 56,179	$ 66,381	$ 70,339	$ 66,572